                      STATEMENT OF ADDITIONAL INFORMATION


                 INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT

                                   ISSUED BY


                    METLIFE INVESTORS USA SEPARATE ACCOUNT A


                                      AND


                    METLIFE INVESTORS USA INSURANCE COMPANY


                            MARQUIS PORTFOLIOS/SM/

                     (OFFERED ON AND AFTER APRIL 30, 2012)

THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED APRIL 28, 2014, FOR THE INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT THAT IS DESCRIBED HEREIN.


THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS WRITE US AT: P.O. BOX 10366, DES MOINES, IOWA 50306-0366, OR CALL (800) 842-9325.


THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED APRIL 28, 2014.


MARQUIS PORTFOLIOS IS A SERVICE MARK OF MORGAN STANLEY SMITH BARNEY HOLDINGS LLC AND IS USED BY METLIFE, INC. AND ITS AFFILIATES UNDER LICENSE.


SAI-0414USAMarquis2
                                       1

TABLE OF CONTENTS                          PAGE


COMPANY.................................     3
INDEPENDENT REGISTERED PUBLIC ACCOUNTING
FIRM....................................     3
CUSTODIAN...............................     3
DISTRIBUTION............................     3
CALCULATION OF PERFORMANCE INFORMATION       5
     Total Return.......................     5
     Historical Unit Values.............     5
     Reporting Agencies.................     6
ANNUITY PROVISIONS......................     6
     Variable Annuity...................     6
     Fixed Annuity......................     7
     Mortality and Expense Guarantee....     7
     Legal or Regulatory Restrictions
     on Transactions....................     8
ADDITIONAL FEDERAL TAX CONSIDERATIONS...     8
CONDENSED FINANCIAL INFORMATION.........    11
FINANCIAL STATEMENTS....................    31

COMPANY

MetLife Investors USA Insurance Company (MetLife Investors USA) is a stock life insurance company founded on September 13, 1960, and organized under the laws of the State of Delaware. Its principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277. MetLife Investors USA is authorized to transact the business of life insurance, including annuities, and is currently licensed to do business in all states (except New York) and the District of Columbia. On October 11, 2006, MetLife Investors USA became a wholly-owned subsidiary of MetLife Insurance Company of Connecticut. We changed our name to MetLife Investors USA Insurance Company on January 8, 2001. On December 31, 2002, MetLife Investors USA became an indirect subsidiary of MetLife, Inc., a listed company on the New York Stock Exchange. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers.




INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements and financial highlights comprising each of the Sub-Accounts of MetLife Investors USA Separate Account A, included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The consolidated financial statements of MetLife Investors USA Insurance Company and subsidiary (the "Company"), included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein (which report expresses an unmodified opinion and includes an other matter paragraph related to the Company being a member of a controlled group). Such financial statements are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The principal business address of Deloitte & Touche LLP is 30 Rockefeller Plaza, New York, New York 10112-0015.




CUSTODIAN

MetLife Investors USA Insurance Company, 11225 North Community House Road, Charlotte, NC 28277, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.




DISTRIBUTION

Information about the distribution of the contracts is contained in the prospectus. (See "Other Information.") Additional information is provided below.


The contracts are offered to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.


MetLife Investors Distribution Company ("Distributor") serves as principal underwriter for the contracts. Distributor is a Missouri corporation and its home office is located at 1095 Avenue of the Americas, New York, NY 10036. In December 2004, MetLife Investors Distribution Company, which was then a Delaware corporation, was merged into General American Distributors, Inc., and the name of the surviving corporation was changed to MetLife Investors Distribution Company. Distributor is an indirect, wholly-owned subsidiary of MetLife, Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority ("FINRA"). Distributor is a member of the Securities Investor Protection Corporation. Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.


Distributor (including its predecessor) received sales compensation with respect to all contracts issued from the Separate Account in the following amounts during the periods indicated:

                                           Aggregate Amount of
                                           Commissions Retained
                  Aggregate Amount of      by Distributor After
                  Commissions Paid to      Payments to Selling
Fiscal year           Distributor                 Firms
-------------    ---------------------    ---------------------
2013             $  456,083,088           $0
2012             $  689,121,186           $0
2011             $1,101,222,893           $0

Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing, and other expenses of distributing the contracts.


As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The amount of additional compensation (non-commission amounts) paid to selected selling firms during 2013 ranged from $370 to $19,654,296.* The amount of commissions paid to selected selling firms during 2013 ranged from $0 to $58,087,068. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected selling firms during 2013 ranged from $1,696 to $77,741,364.*


* For purposes of calculating this range, the additional compensation (non-commission) amounts received by a selling firm includes additional compensation received by the firm for the sale of insurance products issued by our affiliates First MetLife Investors Insurance Company, MetLife Investors Insurance Company and MetLife Insurance Company of Connecticut.


The following list sets forth the names of selling firms that received additional compensation in 2013 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts offered by the prospectus). The selling firms are listed in alphabetical order.


Ameriprise Financial Services, Inc.
BBVA Compass Investment Solutions, Inc.
Capital Investments Group, Inc.
CCO Investment Services Corp.
Centaurus Financial, Inc.
Cetera Advisor Networks LLC
Cetera Financial Specialists LLC
CFD Investment, Inc.
Citigroup Global Markets, Inc.
Commonwealth Financial Network
CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.
Essex National Securities, Inc.
Financial Network Investment Corporation
First Allied Securities, Inc.
First Tennessee Brokerage, Inc.
Founders Financial Securities, LLC
FSC Securities Corporation
H. D. Vest Investment Services, Inc.
ING Financial Partners, Inc.
Investacorp, Inc.
Investment Centers of America, Inc.
Investment Professionals, Inc.
J.J.B. Hilliard, W.L. Lyons, LLC
Janney Montgomery Scott, LLC
Key Investment Services LLC
Lincoln Financial Advisors Corporation
Lincoln Financial Securities Corporation
Lincoln Investment Planning, Inc.
LPL Financial LLC
M&T Securities, Inc.
Merrill Lynch, Inc.
Morgan Stanley Smith Barney, LLC
Multi Financial Securities Corporation
National Planning Corporation
NEXT Financial Group
NFP Securities, Inc.
PFS Investments Inc.
Pioneer Funds Distributor, Inc.
PNC Investments LLC
PrimeVest Financial Services, Inc.
ProEquities, Inc.
Raymond James & Associates, Inc.
Raymond James Financial Services, Inc.
RBC Wealth Management
Royal Alliance Associates, Inc.
SII Investments, Inc.
Sammons Securities Company, LLC
Santander Securities, LLC.
Securities America, Inc.
Sigma Financial Corporation

Signator Investors, Inc.
Stifel, Nicolaus & Company, Incorporated
Transamerica Financial Advisors, Inc.
Triad Advisors, Inc.
UBS Financial Services, Inc.
U.S. Bancorp Investments, Inc.
United Planners' Financial Services of America
ValMark Securities, Inc.
Wall Street Financial Group, Inc.
Wells Fargo Advisors Financial Network, LLC
Wells Fargo Advisors, LLC
Woodbury Financial Services, Inc.


There are other broker dealers who receive compensation for servicing our contracts, and the Account Value of the contracts or the amount of added Purchase Payments received may be included in determining their additional compensation, if any.




CALCULATION OF PERFORMANCE INFORMATION


TOTAL RETURN


From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an Investment Portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.


Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), the expenses for the underlying Investment Portfolio being advertised, and any applicable account fee. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.


The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 Purchase Payment, and deducting any applicable account fee and any applicable sales charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 Purchase Payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:


  P (1 + T)n = ERV


Where:


  P = a hypothetical initial payment of $1,000


  T = average annual total return


  n = number of years


  ERV = ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods used.


The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of any account fee. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.


Owners should note that the investment results of each Investment Portfolio will fluctuate over time, and any presentation of the Investment Portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.



HISTORICAL UNIT VALUES


The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.


In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the Investment Portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite

Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.



REPORTING AGENCIES


The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.


The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of thousands of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.


The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.


Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.




ANNUITY PROVISIONS


VARIABLE ANNUITY


A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.


The Adjusted Contract Value (the Account Value, less any applicable premium taxes and account fee) will be applied to the applicable Annuity Table to determine the first Annuity Payment. The Adjusted Contract Value is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The dollar amount of the first variable Annuity Payment is determined as follows: The first variable Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


The dollar amount of variable Annuity Payments after the first payment is determined as follows:


1. the dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, unless you transfer values from the Investment Portfolio to another Investment Portfolio;

2. the fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.

The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.


ANNUITY UNIT - The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us.


The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.


(1) the dollar amount of the first Annuity Payment is divided by the value of an Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity Payment period.


(2) the fixed number of Annuity Units is multiplied by the Annuity Unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.


NET INVESTMENT FACTOR - The net investment factor for each Investment Portfolio is determined by dividing A by B and multiplying by (1-C) where:


A is (i) the net asset value per share of the portfolio at the end of the current Business Day; plus

     (ii) any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current Business Day.

B is the net asset value per share of the portfolio for the immediately preceding Business Day.

C is (i) the Separate Account product charges and for each day since the last Business Day. The daily charge is equal to the annual Separate Account product charges divided by 365; plus

     (ii) a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.

Transfers During the Annuity Phase:


o You may not make a transfer from the fixed Annuity Option to the variable Annuity Option;

o Transfers among the subaccounts will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the subaccount to which the transfer is made, so that the next Annuity Payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, Annuity Payments will reflect changes in the value of the new Annuity Units; and

o You may make a transfer from the variable Annuity Option to the fixed Annuity Option. The amount transferred from a subaccount of the Separate Account will be equal to the product of "(a)" multiplied by "(b)" multiplied by "(c)", where (a) is the number of Annuity Units representing your interest in the subaccount per Annuity Payment; (b) is the Annuity Unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the Annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the Annuity Date for the Annuity Option elected. Amounts transferred to the fixed Annuity Option will be applied under the Annuity Option elected at the attained age of the Annuitant at the time of the transfer using the fixed Annuity Option table. If at the time of transfer, the then current fixed Annuity Option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and Annuity Unit values will be determined as of the end of the Business Day on which the Company receives a notice.


FIXED ANNUITY


A fixed annuity is a series of payments made during the Annuity Phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The Adjusted Contract Value on the day immediately preceding the Annuity Date will be used to determine the fixed annuity monthly payment. The monthly Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.



MORTALITY AND EXPENSE GUARANTEE


The Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality or expense experience.



LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS


If mandated under applicable law, the Company may be required to reject a premium payment. The Company may also be required to block a contract Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making Annuity Payments until instructions are received from the appropriate regulator.




ADDITIONAL FEDERAL TAX CONSIDERATIONS


NON-QUALIFIED CONTRACTS


DIVERSIFICATION. In order for your Non-Qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. Failure to meet these standards would result in immediate taxation to contract Owners of gains under their contracts. Inadvertent failure to meet these standards may be correctable.


CHANGES TO TAX RULES AND INTERPRETATIONS


Changes to applicable tax rules and interpretations can adversely affect the tax treatment of your contract. These changes may take effect retroactively.


We reserve the right to amend your contract where necessary to maintain its status as a variable annuity contract under federal tax law and to protect you and other contract Owners in the Investment Portfolios from adverse tax consequences.


3.8% INVESTMENT TAX


The 3.8% investment tax applies to investment income earned in households making at least $250,000 ($200,000 single) and will result in the following top tax rates on investment income:



   Capital Gains       Dividends        Other
------------------    -----------    ----------
        23.8%         43.4%          43.4%

The table above also incorporates the scheduled increase in the capital gains rate from 15% to 20%, and the scheduled increase in the dividends rate from 15% to 39.6%.


QUALIFIED CONTRACTS


Annuity contracts purchased through tax qualified plans are subject to limitations imposed by the Code and regulations as a condition of tax qualification. There are various types of tax qualified plans which have certain beneficial tax consequences for contract Owners and plan participants.


TYPES OF QUALIFIED PLANS


The following list includes individual account-type plans which may hold an annuity contract as described in the Prospectus. Except for Traditional IRAs, they are established by an employer for participation of its employees.


IRA

Established by an individual, or employer as part of an employer plan.

SIMPLE

Established by a for-profit employer with fewer than 100 employees, based on IRA accounts for each participant.

SEP

Established by a for-profit employer, based on IRA accounts for each participant. Employer only contributions.

401(K), 401(A)

Established by for-profit employers, Section 501(c)(3) tax exempt and non-tax exempt entities, Indian Tribes.

403(B) TAX SHELTERED ANNUITY ("TSA")

Established by Section 501(c)(3) tax exempt entities, public schools (K-12), public colleges, universities, churches, synagogues and mosques.

457(B) GOVERNMENTAL SPONSOR

Established by state and local governments, public schools (K-12), public colleges and universities.

457(B) NON-GOVERNMENTAL SPONSOR

Established by a tax-exempt entity. Under a non-governmental plan, which must be a tax-exempt entity under Section 501(c) of the Code, all such investments of the plan are owned by and are subject to the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.

ADDITIONAL INFORMATION REGARDING 457(B) PLANS

A 457(b) plan may provide a one-time election to make special one-time "catch-up" contributions in one or more of the participant's last three taxable years ending before the participant's normal retirement age under the plan. Participants in governmental 457(b) plans may not use both the age 50 or older catch-up and the special one-time catch-up contribution in the same taxable year. In general, contribution limits with respect to elective deferral and to age 50 plus catch-up contributions are not aggregated with contributions under the other types of qualified plans for the purposes of determining the limitations applicable to participants.

403(A)

If your benefit under the 403(b) plan is worth more than $5,000, the Code requires that your annuity protect your spouse if you die before you receive any payments under the annuity or if you die while payments are being made. You may waive these requirements with the written consent of your spouse. In general, designating a Beneficiary other than your spouse is considered a waiver and requires your spouse's written consent. Waiving these requirements may cause your monthly benefit to increase during your lifetime. Special rules apply to the withdrawal of excess contributions.

ROTH ACCOUNT

Individual or employee plan contributions made to certain plans on an after-tax basis. An IRA may be established as a Roth IRA, and 401(k), 403(b) and 457(b) plans may provide for Roth accounts.

ERISA


If your plan is subject to ERISA and you are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your contract may be subject to your spouse's rights as described below.


Generally, the spouse must give qualified consent whenever you elect to:


(a) choose income payments other than on a qualified joint and survivor annuity basis ("QJSA") (one under which we make payments to you during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any): or choose to waive the qualified pre-retirement survivor annuity benefit ("QPSA") (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);

(b) make certain withdrawals under plans for which a qualified consent is required;

(c)        name someone other than the spouse as your Beneficiary; or

(d)        use your accrued benefit as security for a loan exceeding $5,000.

Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledges the identity of the designated Beneficiary and the form of benefit selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of the QJSA generally must be executed during the 180 day period (90 days for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If you die before benefits commence, your surviving spouse will be your Beneficiary unless he or she has given a qualified consent otherwise.


The qualified consent to waive the QPSA benefit and the Beneficiary designation must be made in writing that acknowledges the designated Beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of Beneficiary designations as long as a qualified consent accompanies each designation. The waiver of and the qualified consent for the QPSA benefit generally may not be given until the plan year in which you attain age 35. The waiver period for the QPSA ends on the date of your death.


If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.


COMPARISON OF PLAN LIMITS FOR INDIVIDUAL CONTRIBUTIONS


(1)   IRA: elective contribution: $5,500; catch-up contribution: $1,000

(2)   SIMPLE: elective contribution: $12,000; catch-up contribution: $2,500

(3)   401(K): elective contribution: $17,500; catch-up contribution: $5,500

(4)   SEP/401(A): (employer contributions only)

(5)   403(B) (TSA): elective contribution: $17,500; catch-up contribution:
      $5,500

(6)   457(B): elective contribution: $17,500; catch-up contribution: $5,500

Dollar limits are for 2014 and subject to cost-of-living adjustments in future years. Employer-sponsored individual account plans (other than 457(b) plans) may provide for additional employer contributions not to exceed the greater of $52,000 or 25% of an employee's compensation for 2014.


FEDERAL ESTATE TAXES


While no attempt is being made to discuss the federal estate tax implications of the contract, you should bear in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.


GENERATION-SKIPPING TRANSFER TAX


Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract Owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.


ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS


The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state and foreign taxation with respect to an annuity contract purchase.

CONDENSED FINANCIAL INFORMATION

The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2013. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.



                                    1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                 NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT         UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD        END OF PERIOD
                                                           ---------------  ---------------  -----------------
AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
   04/30/2012                             to  12/31/2012       26.007451        27.657611        587,637.2650
   01/01/2013                             to  12/31/2013       27.657611        35.055334        516,251.1168
=============                            ==== ==========      ==========       ==========        ============
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
   04/30/2012                             to  12/31/2012      147.101168       149.068839        282,016.4665
   01/01/2013                             to  12/31/2013      149.068839       190.293190        248,356.2688
=============                            ==== ==========      ==========       ==========        ============
AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)
   04/30/2012                             to  12/31/2012       97.314351       101.520096        266,098.5053
   01/01/2013                             to  12/31/2013      101.520096       132.979921        227,492.2933
=============                            ==== ==========      ==========       ==========        ============
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
   04/30/2012                             to  12/31/2012       27.964269        30.326110        900,738.1147
   01/01/2013                             to  12/31/2013       30.326110        36.590677        806,871.9357
=============                            ==== ==========      ==========       ==========        ============
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I))
   04/30/2012                             to  12/31/2012       32.115760        33.225792        134,079.4810
   01/01/2013                             to  12/31/2013       33.225792        42.381163        138,155.2970
=============                            ==== ==========      ==========       ==========        ============
CLEARBRIDGE VARIABLE LARGE CAP VALUE SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE SUB-ACCOUNT (CLASS I))
   04/30/2012                             to  12/31/2012       15.682493        16.218621         37,711.8924
   01/01/2013                             to  12/31/2013       16.218621        21.064666         38,951.2439
=============                            ==== ==========      ==========       ==========        ============
CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I))
   04/30/2012                             to  12/31/2012       16.425782        16.435373        202,209.2516
   01/01/2013                             to  12/31/2013       16.435373        23.713750        222,812.3085
=============                            ==== ==========      ==========       ==========        ============

                                    1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                 NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT         UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD        END OF PERIOD
                                                           ---------------  ---------------  -----------------
LEGG MASON PARTNERS VARIABLE INCOME TRUST
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I))
   04/30/2012                             to  12/31/2012       19.575931        21.257309        159,282.6649
   01/01/2013                             to  12/31/2013       21.257309        22.164985        162,633.4127
=============                            ==== ==========      ==========       ==========      ==============
MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS A)
   04/30/2012                             to  12/31/2012       21.565659        23.133877        291,328.4432
   01/01/2013                             to  12/31/2013       23.133877        24.914825        263,267.8136
=============                            ==== ==========      ==========       ==========      ==============
BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS E)
   04/30/2012                             to  12/31/2012        9.946925         9.913350        213,429.0429
   01/01/2013                             to  12/31/2013        9.913350        13.050433        210,776.9810
=============                            ==== ==========      ==========       ==========      ==============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012       14.530753        15.795183      1,103,759.1087
   01/01/2013                             to  12/31/2013       15.795183        16.047387      1,071,660.2910
=============                            ==== ==========      ==========       ==========      ==============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
   04/30/2012                             to  12/31/2012        8.260310         8.474367      1,469,170.0876
   01/01/2013                             to  12/31/2013        8.474367        12.106716      1,954,796.9919
=============                            ==== ==========      ==========       ==========      ==============
CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO II SUB-ACCOUNT (CLASS A)
 (FORMERLY JANUS FORTY SUB-ACCOUNT (CLASS A))
   04/30/2012                             to  12/31/2012      126.313781       130.077675         54,788.5826
   01/01/2013                             to  12/31/2013      130.077675       164.786068         46,328.8504
=============                            ==== ==========      ==========       ==========      ==============
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS A)
   04/30/2012                             to  12/31/2012       16.603196        19.152605        289,540.9132
   01/01/2013                             to  12/31/2013       19.152605        24.580790        323,960.3613
=============                            ==== ==========      ==========       ==========      ==============
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B))
   04/30/2012                             to  12/31/2012       10.716910        11.256169      1,085,759.6272
   01/01/2013                             to  12/31/2013       11.256169        14.953317        962,441.7649
=============                            ==== ==========      ==========       ==========      ==============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012       24.878111        25.488970        490,973.4236
   01/01/2013                             to  12/31/2013       25.488970        32.588543        470,706.4370
=============                            ==== ==========      ==========       ==========      ==============

                                    1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                 NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT         UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD        END OF PERIOD
                                                           ---------------  ---------------  -----------------
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
   04/30/2012                             to  12/31/2012       17.183614        17.502040        232,881.6894
   01/01/2013                             to  12/31/2013       17.502040        24.134117        228,007.6947
=============                            ==== ==========       =========        =========      ==============
JPMORGAN SMALL CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY DREMAN SMALL CAP VALUE SUB-ACCOUNT (CLASS A))
   04/30/2012                             to  12/31/2012       14.126100        14.475439        445,608.4811
   01/01/2013                             to  12/31/2013       14.475439        18.925669        385,059.6845
=============                            ==== ==========       =========        =========      ==============
MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012       10.507910        10.738104        301,208.4937
   01/01/2013                             to  12/31/2013       10.738104        10.940191        436,372.2187
=============                            ==== ==========       =========        =========      ==============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012       11.067802        11.429024      2,018,493.4298
   01/01/2013                             to  12/31/2013       11.429024        10.655323      1,926,858.6268
=============                            ==== ==========       =========        =========      ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012       13.118053        13.857650      1,527,719.5204
   01/01/2013                             to  12/31/2013       13.857650        16.215302      1,341,707.2310
=============                            ==== ==========       =========        =========      ==============
MORGAN STANLEY MID CAP GROWTH SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012       13.701243        12.938420        720,579.1727
   01/01/2013                             to  12/31/2013       12.938420        17.649102        675,638.2146
=============                            ==== ==========       =========        =========      ==============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       20.344457        23.232852         94,258.0068
=============                            ==== ==========       =========        =========      ==============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B))
   04/30/2012                             to  12/31/2012       13.667183        15.093237          7,024.3290
   01/01/2013                             to  04/26/2013       15.093237        16.020201              0.0000
=============                            ==== ==========       =========        =========      ==============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012       14.918504        15.479838      3,053,907.5742
   01/01/2013                             to  12/31/2013       15.479838        13.779703      2,664,983.4952
=============                            ==== ==========       =========        =========      ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012       16.333217        16.928614      4,786,387.3779
   01/01/2013                             to  12/31/2013       16.928614        16.291852      4,216,092.4431
=============                            ==== ==========       =========        =========      ==============
PIONEER FUND SUB-ACCOUNT (CLASS A)
   04/30/2012                             to  12/31/2012       17.622215        17.653890         50,412.1902
   01/01/2013                             to  12/31/2013       17.653890        23.051162         45,404.2525
=============                            ==== ==========       =========        =========      ==============

                                    1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                 NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT         UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD        END OF PERIOD
                                                           ---------------  ---------------  -----------------
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
   04/30/2012                             to  12/31/2012       12.922929        13.611429        355,521.9008
   01/01/2013                             to  12/31/2013       13.611429        13.543678        446,234.6113
=============                            ==== ==========       =========        =========      ==============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012       47.807777        50.892669        553,995.3733
   01/01/2013                             to  12/31/2013       50.892669        66.801095        507,078.7948
=============                            ==== ==========       =========        =========      ==============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012       16.701009        17.569665      1,102,051.2136
   01/01/2013                             to  12/31/2013       17.569665        22.832759        968,971.6880
=============                            ==== ==========       =========        =========      ==============
METROPOLITAN SERIES FUND
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS E)
   04/30/2012                             to  12/31/2012       50.241567        52.097700        235,627.7855
   01/01/2013                             to  12/31/2013       52.097700        50.650728        221,747.7576
=============                            ==== ==========       =========        =========      ==============
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A))
   04/30/2012                             to  12/31/2012       14.982562        14.751255        115,771.2926
   01/01/2013                             to  12/31/2013       14.751255        19.426520        110,500.3341
=============                            ==== ==========       =========        =========      ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E)
   04/30/2012                             to  12/31/2012       12.223920        12.069008        796,108.5507
   01/01/2013                             to  12/31/2013       12.069008        11.841853        597,463.9603
=============                            ==== ==========       =========        =========      ==============
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS A)
   04/30/2012                             to  12/31/2012       32.731911        33.002835        163,538.7080
   01/01/2013                             to  12/31/2013       33.002835        43.294841        152,705.5927
=============                            ==== ==========       =========        =========      ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012       13.682100        13.146384      2,050,566.0165
   01/01/2013                             to  12/31/2013       13.146384        17.637135      1,690,461.6550
=============                            ==== ==========       =========        =========      ==============
LOOMIS SAYLES SMALL CAP CORE SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012       35.780456        36.288343         62,342.3125
   01/01/2013                             to  12/31/2013       36.288343        50.092006         53,374.3881
=============                            ==== ==========       =========        =========      ==============
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012       15.672026        16.214180         74,045.2024
   01/01/2013                             to  12/31/2013       16.214180        20.300375         82,908.9989
=============                            ==== ==========       =========        =========      ==============
MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS F)
   04/30/2012                             to  12/31/2012       43.146395        44.157900         75,794.1136
   01/01/2013                             to  12/31/2013       44.157900        51.452990         72,605.1517
=============                            ==== ==========       =========        =========      ==============

                                    1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                 NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT         UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD        END OF PERIOD
                                                           ---------------  ---------------  -----------------
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS A)
   04/30/2012                             to  12/31/2012       15.509036        15.936101        515,004.2257
   01/01/2013                             to  12/31/2013       15.936101        21.223453        585,796.8614
=============                            ==== ==========       =========        =========        ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY FI VALUE LEADERS SUB-ACCOUNT (CLASS D))
   04/30/2012                             to  12/31/2012       17.268080        17.677460         69,876.5855
   01/01/2013                             to  04/26/2013       17.677460        19.440154              0.0000
=============                            ==== ==========       =========        =========        ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B))
   04/30/2012                             to  12/31/2012        9.148760         9.575332        368,682.2455
   01/01/2013                             to  04/26/2013        9.575332        10.472267              0.0000
=============                            ==== ==========       =========        =========        ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012       17.057313        17.279856         14,732.5176
   01/01/2013                             to  12/31/2013       17.279856        23.429616        542,020.0220
=============                            ==== ==========       =========        =========        ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
   04/30/2012                             to  12/31/2012       15.109385        14.291465        721,954.0860
   01/01/2013                             to  04/26/2013       14.291465        15.471275              0.0000
=============                            ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       38.936080        48.998491        116,037.6148
=============                            ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY RCM TECHNOLOGY SUB-ACCOUNT (CLASS B))
   04/30/2012                             to  12/31/2012        6.720072         6.409230        724,313.6718
   01/01/2013                             to  04/26/2013        6.409230         6.691623              0.0000
=============                            ==== ==========       =========        =========        ============
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS A)
   04/30/2012                             to  12/31/2012       17.532174        17.670585        198,051.1892
   01/01/2013                             to  12/31/2013       17.670585        17.235854        201,716.8688
=============                            ==== ==========       =========        =========        ============

                                   1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
   04/30/2012                             to  12/31/2012       25.812947        27.441556       15,477.7228
   01/01/2013                             to  12/31/2013       27.441556        34.764112       12,703.4920
=============                            ==== ==========      ==========       ==========       ===========
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
   04/30/2012                             to  12/31/2012      145.038174       146.928936       13,681.1175
   01/01/2013                             to  12/31/2013      146.928936       187.467796       11,752.3921
=============                            ==== ==========      ==========       ==========       ===========
AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)
   04/30/2012                             to  12/31/2012       95.949775       100.062963       13,196.3428
   01/01/2013                             to  12/31/2013      100.062963       131.005762        9,559.8219
=============                            ==== ==========      ==========       ==========       ===========
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
   04/30/2012                             to  12/31/2012       27.685512        30.013734       72,312.7788
   01/01/2013                             to  12/31/2013       30.013734        36.195682       64,358.3023
=============                            ==== ==========      ==========       ==========       ===========
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I))
   04/30/2012                             to  12/31/2012       31.787618        32.875275       19,112.8422
   01/01/2013                             to  12/31/2013       32.875275        41.913111       17,647.3843
=============                            ==== ==========      ==========       ==========       ===========
CLEARBRIDGE VARIABLE LARGE CAP VALUE SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE SUB-ACCOUNT (CLASS I))
   04/30/2012                             to  12/31/2012       15.571455        16.098383        3,024.8394
   01/01/2013                             to  12/31/2013       16.098383        20.898056        2,771.6490
=============                            ==== ==========      ==========       ==========       ===========
CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I))
   04/30/2012                             to  12/31/2012       16.343936        16.347991       35,492.5473
   01/01/2013                             to  12/31/2013       16.347991        23.575894       29,705.0242
=============                            ==== ==========      ==========       ==========       ===========
LEGG MASON PARTNERS VARIABLE INCOME TRUST
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I))
   04/30/2012                             to  12/31/2012       19.439305        21.101867        5,774.6352
   01/01/2013                             to  12/31/2013       21.101867        21.991907        8,101.9949
=============                            ==== ==========      ==========       ==========       ===========

                                   1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS A)
   04/30/2012                             to  12/31/2012       21.397293        22.945569       22,807.8191
   01/01/2013                             to  12/31/2013       22.945569        24.699669       25,230.3265
=============                            ==== ==========      ==========       ==========      ============
BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS E)
   04/30/2012                             to  12/31/2012        9.876943         9.840301       11,635.2932
   01/01/2013                             to  12/31/2013        9.840301        12.947797       17,538.4994
=============                            ==== ==========      ==========       ==========      ============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012       14.472689        15.726790      244,246.6283
   01/01/2013                             to  12/31/2013       15.726790        15.969912      255,258.3020
=============                            ==== ==========      ==========       ==========      ============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
   04/30/2012                             to  12/31/2012        8.219116         8.429276      556,634.4425
   01/01/2013                             to  12/31/2013        8.429276        12.036283      618,131.6826
=============                            ==== ==========      ==========       ==========      ============
CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO II SUB-ACCOUNT (CLASS A)
 (FORMERLY JANUS FORTY SUB-ACCOUNT (CLASS A))
   04/30/2012                             to  12/31/2012      124.498894       128.165709        2,618.2116
   01/01/2013                             to  12/31/2013      128.165709       162.282800        3,134.5458
=============                            ==== ==========      ==========       ==========      ============
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS A)
   04/30/2012                             to  12/31/2012       16.517640        19.047520       73,668.4854
   01/01/2013                             to  12/31/2013       19.047520        24.433710       62,920.0037
=============                            ==== ==========      ==========       ==========      ============
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B))
   04/30/2012                             to  12/31/2012       10.666533        11.198746      257,812.0454
   01/01/2013                             to  12/31/2013       11.198746        14.869131      273,962.9408
=============                            ==== ==========      ==========       ==========      ============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012       24.695782        25.293673       99,257.5765
   01/01/2013                             to  12/31/2013       25.293673        32.322692       83,822.0847
=============                            ==== ==========      ==========       ==========      ============
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
   04/30/2012                             to  12/31/2012       17.093054        17.403960       19,834.5712
   01/01/2013                             to  12/31/2013       17.403960        23.986886       15,589.3616
=============                            ==== ==========      ==========       ==========      ============
JPMORGAN SMALL CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY DREMAN SMALL CAP VALUE SUB-ACCOUNT (CLASS A))
   04/30/2012                             to  12/31/2012       14.076453        14.419725       25,443.0822
   01/01/2013                             to  12/31/2013       14.419725        18.843409       15,905.5769
=============                            ==== ==========      ==========       ==========      ============

                                    1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT          UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD         END OF PERIOD
                                                           ---------------  ---------------  ------------------
MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012       10.497364        10.723728          95,306.9879
   01/01/2013                             to  12/31/2013       10.723728        10.920083         177,856.4214
=============                            ==== ==========       =========        =========       ==============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012       11.034565        11.390879         443,949.9713
   01/01/2013                             to  12/31/2013       11.390879        10.614449         429,036.5717
=============                            ==== ==========       =========        =========       ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012       13.052568        13.783845         551,210.7799
   01/01/2013                             to  12/31/2013       13.783845        16.120882         486,790.1753
=============                            ==== ==========       =========        =========       ==============
MORGAN STANLEY MID CAP GROWTH SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012       13.624545        12.861673          64,719.2148
   01/01/2013                             to  12/31/2013       12.861673        17.535649          53,818.0322
=============                            ==== ==========       =========        =========       ==============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       20.180744        23.038138          10,365.5182
=============                            ==== ==========       =========        =========       ==============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B))
   04/30/2012                             to  12/31/2012        8.907661         9.833800           5,383.8081
   01/01/2013                             to  04/26/2013        9.833800        10.436091               0.0000
=============                            ==== ==========       =========        =========       ==============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012       14.851482        15.405124       1,118,986.0246
   01/01/2013                             to  12/31/2013       15.405124        13.706335       1,055,891.9905
=============                            ==== ==========       =========        =========       ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012       16.251752        16.838529       2,285,932.5719
   01/01/2013                             to  12/31/2013       16.838529        16.197052       2,145,523.2305
=============                            ==== ==========       =========        =========       ==============
PIONEER FUND SUB-ACCOUNT (CLASS A)
   04/30/2012                             to  12/31/2012       17.462161        17.487678           8,379.9128
   01/01/2013                             to  12/31/2013       17.487678        22.822727           6,339.8166
=============                            ==== ==========       =========        =========       ==============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
   04/30/2012                             to  12/31/2012       12.898353        13.580985         108,026.6966
   01/01/2013                             to  12/31/2013       13.580985        13.506630         121,797.2252
=============                            ==== ==========       =========        =========       ==============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012       47.568060        50.620493         187,902.6054
   01/01/2013                             to  12/31/2013       50.620493        66.410645         171,373.2829
=============                            ==== ==========       =========        =========       ==============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012       16.617649        17.476104         480,929.8652
   01/01/2013                             to  12/31/2013       17.476104        22.699826         443,866.1094
=============                            ==== ==========       =========        =========       ==============

                                   1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
METROPOLITAN SERIES FUND
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS E)
   04/30/2012                             to  12/31/2012       49.525800        51.338260       25,697.9507
   01/01/2013                             to  12/31/2013       51.338260        49.887425       23,072.1736
=============                            ==== ==========       =========        =========      ============
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A))
   04/30/2012                             to  12/31/2012       14.865544        14.631133       10,480.7233
   01/01/2013                             to  12/31/2013       14.631133        19.258698        6,323.5379
=============                            ==== ==========       =========        =========      ============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E)
   04/30/2012                             to  12/31/2012       12.115088        11.957540       67,260.5378
   01/01/2013                             to  12/31/2013       11.957540        11.726617       49,754.4510
=============                            ==== ==========       =========        =========      ============
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS A)
   04/30/2012                             to  12/31/2012       32.446588        32.704171       30,027.4360
   01/01/2013                             to  12/31/2013       32.704171        42.881608       24,624.7979
=============                            ==== ==========       =========        =========      ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012       13.613796        13.076365      945,535.0134
   01/01/2013                             to  12/31/2013       13.076365        17.534432      863,679.6468
=============                            ==== ==========       =========        =========      ============
LOOMIS SAYLES SMALL CAP CORE SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012       35.459651        35.950919        7,545.5016
   01/01/2013                             to  12/31/2013       35.950919        49.601444        7,235.2776
=============                            ==== ==========       =========        =========      ============
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012       15.644612        16.180386       80,129.1659
   01/01/2013                             to  12/31/2013       16.180386        20.247946       79,438.8824
=============                            ==== ==========       =========        =========      ============
MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS F)
   04/30/2012                             to  12/31/2012       42.610046        43.594343        1,201.3765
   01/01/2013                             to  12/31/2013       43.594343        50.770947        1,271.1516
=============                            ==== ==========       =========        =========      ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS A)
   04/30/2012                             to  12/31/2012       15.402466        15.821285       27,534.2640
   01/01/2013                             to  12/31/2013       15.821285        21.060018       26,541.6035
=============                            ==== ==========       =========        =========      ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY FI VALUE LEADERS SUB-ACCOUNT (CLASS D))
   04/30/2012                             to  12/31/2012       17.133218        17.533515        2,562.1506
   01/01/2013                             to  04/26/2013       17.533515        19.278793            0.0000
=============                            ==== ==========       =========        =========      ============

                                     1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION     ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT          UNITS
                                                             BEGINNING OF        END OF         OUTSTANDING AT
                                                                PERIOD           PERIOD         END OF PERIOD
                                                           ---------------  ---------------  -------------------
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B))
   04/30/2012                             to  12/31/2012        9.130382         9.552891        1,024,233.5245
   01/01/2013                             to  04/26/2013        9.552891        10.446064                0.0000
=============                            ==== ==========       =========        =========        ==============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012       16.956704        17.172171              409.8000
   01/01/2013                             to  12/31/2013       17.172171        23.271979          165,801.8495
=============                            ==== ==========       =========        =========        ==============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
   04/30/2012                             to  12/31/2012       15.029793        14.211408          237,844.2836
   01/01/2013                             to  04/26/2013       14.211408        15.382164                0.0000
=============                            ==== ==========       =========        =========        ==============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013        6.688949         8.414769          276,940.1258
=============                            ==== ==========       =========        =========        ==============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY RCM TECHNOLOGY SUB-ACCOUNT (CLASS B))
   04/30/2012                             to  12/31/2012        6.686552         6.375121          319,676.8401
   01/01/2013                             to  04/26/2013        6.375121         6.654953                0.0000
=============                            ==== ==========       =========        =========        ==============
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS A)
   04/30/2012                             to  12/31/2012       17.379359        17.510686           13,322.3366
   01/01/2013                             to  12/31/2013       17.510686        17.071350           11,849.0071
=============                            ==== ==========       =========        =========        ==============

                                    2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                 NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT         UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD        END OF PERIOD
                                                           ---------------  ---------------  -----------------
AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
   04/30/2012                             to  12/31/2012       25.428388        27.014598        108,353.5494
   01/01/2013                             to  12/31/2013       27.014598        34.189036        100,599.9349
=============                            ==== ==========      ==========       ==========        ============
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
   04/30/2012                             to  12/31/2012      140.999788       142.742069         51,079.1379
   01/01/2013                             to  12/31/2013      142.742069       181.943796         49,028.0219
=============                            ==== ==========      ==========       ==========        ============
AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)
   04/30/2012                             to  12/31/2012       93.278560        97.211976         39,148.2705
   01/01/2013                             to  12/31/2013       97.211976       127.146022         31,944.2063
=============                            ==== ==========      ==========       ==========        ============
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
   04/30/2012                             to  12/31/2012       27.137117        29.399482        175,229.9508
   01/01/2013                             to  12/31/2013       29.399482        35.419496        152,651.4119
=============                            ==== ==========      ==========       ==========        ============
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I))
   04/30/2012                             to  12/31/2012       31.141534        32.185476         23,237.4018
   01/01/2013                             to  12/31/2013       32.185476        40.992687         21,361.6080
=============                            ==== ==========      ==========       ==========        ============
CLEARBRIDGE VARIABLE LARGE CAP VALUE SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE SUB-ACCOUNT (CLASS I))
   04/30/2012                             to  12/31/2012       15.351785        15.860629         21,828.8899
   01/01/2013                             to  12/31/2013       15.860629        20.568850         18,388.2780
=============                            ==== ==========      ==========       ==========        ============
CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I))
   04/30/2012                             to  12/31/2012       16.181498        16.174652         48,372.7766
   01/01/2013                             to  12/31/2013       16.174652        23.302627         43,953.1159
=============                            ==== ==========      ==========       ==========        ============
LEGG MASON PARTNERS VARIABLE INCOME TRUST
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I))
   04/30/2012                             to  12/31/2012       19.168974        20.794457         64,122.0575
   01/01/2013                             to  12/31/2013       20.794457        21.649869         30,688.4445
=============                            ==== ==========      ==========       ==========        ============

                                   2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS A)
   04/30/2012                             to  12/31/2012       21.064581        22.573630       65,214.5346
   01/01/2013                             to  12/31/2013       22.573630        24.275014       47,722.5475
=============                            ==== ==========      ==========       ==========      ============
BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS E)
   04/30/2012                             to  12/31/2012        9.738485         9.695846       54,180.4761
   01/01/2013                             to  12/31/2013        9.695846        12.744980       45,303.6153
=============                            ==== ==========      ==========       ==========      ============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012       14.357256        15.590890      142,530.6088
   01/01/2013                             to  12/31/2013       15.590890        15.816081      135,570.0984
=============                            ==== ==========      ==========       ==========      ============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
   04/30/2012                             to  12/31/2012        8.123654         8.325782      383,558.6369
   01/01/2013                             to  12/31/2013        8.325782        11.876631      401,922.5649
=============                            ==== ==========      ==========       ==========      ============
CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO II SUB-ACCOUNT (CLASS A)
 (FORMERLY JANUS FORTY SUB-ACCOUNT (CLASS A))
   04/30/2012                             to  12/31/2012      120.948010       124.426738        9,720.8809
   01/01/2013                             to  12/31/2013      124.426738       157.391117        5,377.2801
=============                            ==== ==========      ==========       ==========      ============
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS A)
   04/30/2012                             to  12/31/2012       16.347846        18.839075       11,867.7798
   01/01/2013                             to  12/31/2013       18.839075        24.142185       15,850.5007
=============                            ==== ==========      ==========       ==========      ============
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B))
   04/30/2012                             to  12/31/2012       10.592016        11.113050       74,486.4175
   01/01/2013                             to  12/31/2013       11.113050        14.740609       80,400.3634
=============                            ==== ==========      ==========       ==========      ============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012       24.335355        24.907796       49,064.8545
   01/01/2013                             to  12/31/2013       24.907796        31.797783       52,217.8321
=============                            ==== ==========      ==========       ==========      ============
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
   04/30/2012                             to  12/31/2012       16.913399        17.209483       47,136.4403
   01/01/2013                             to  12/31/2013       17.209483        23.695163       42,374.1654
=============                            ==== ==========      ==========       ==========      ============
JPMORGAN SMALL CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY DREMAN SMALL CAP VALUE SUB-ACCOUNT (CLASS A))
   04/30/2012                             to  12/31/2012       13.977696        14.308953       61,289.5023
   01/01/2013                             to  12/31/2013       14.308953        18.679979       56,220.6361
=============                            ==== ==========      ==========       ==========      ============

                                   2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012       10.476304        10.695033       28,709.5450
   01/01/2013                             to  12/31/2013       10.695033        10.879977       34,810.2390
=============                            ==== ==========       =========        =========      ============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012       10.968396        11.314976      192,057.3743
   01/01/2013                             to  12/31/2013       11.314976        10.533176      192,658.9658
=============                            ==== ==========       =========        =========      ============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012       12.901031        13.614676      290,174.3962
   01/01/2013                             to  12/31/2013       13.614676        15.907121      247,916.3210
=============                            ==== ==========       =========        =========      ============
MORGAN STANLEY MID CAP GROWTH SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012       13.472512        12.709614      141,502.5758
   01/01/2013                             to  12/31/2013       12.709614        17.311028      127,620.3939
=============                            ==== ==========       =========        =========      ============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       19.857040        22.653342        2,298.3577
=============                            ==== ==========       =========        =========      ============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B))
   04/30/2012                             to  12/31/2012        8.871907         9.787757          391.9855
   01/01/2013                             to  04/26/2013        9.787757        10.383926            0.0000
=============                            ==== ==========       =========        =========      ============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012       14.718346        15.256784      314,557.2290
   01/01/2013                             to  12/31/2013       15.256784        13.560777      282,266.8627
=============                            ==== ==========       =========        =========      ============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012       16.063089        16.631888      835,859.7866
   01/01/2013                             to  12/31/2013       16.631888        15.982289      757,023.8462
=============                            ==== ==========       =========        =========      ============
PIONEER FUND SUB-ACCOUNT (CLASS A)
   04/30/2012                             to  12/31/2012       17.146485        17.160018       30,044.6842
   01/01/2013                             to  12/31/2013       17.160018        22.372736       28,571.8032
=============                            ==== ==========       =========        =========      ============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
   04/30/2012                             to  12/31/2012       12.849339        13.520302       38,700.1665
   01/01/2013                             to  12/31/2013       13.520302        13.432837       35,936.1431
=============                            ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012       47.016771        50.000256      114,977.9214
   01/01/2013                             to  12/31/2013       50.000256        65.531408      103,876.7599
=============                            ==== ==========       =========        =========      ============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012       16.452165        17.290465      126,556.9884
   01/01/2013                             to  12/31/2013       17.290465        22.436265      118,700.1566
=============                            ==== ==========       =========        =========      ============

                                   2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
METROPOLITAN SERIES FUND
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS E)
   04/30/2012                             to  12/31/2012       48.125132        49.852867       36,789.5096
   01/01/2013                             to  12/31/2013       49.852867        48.395577       37,495.2377
=============                            ==== ==========       =========        =========      ============
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A))
   04/30/2012                             to  12/31/2012       14.634303        14.393874       53,058.2219
   01/01/2013                             to  12/31/2013       14.393874        18.927469       48,742.3229
=============                            ==== ==========       =========        =========      ============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E)
   04/30/2012                             to  12/31/2012       11.900379        11.737740       68,312.9349
   01/01/2013                             to  12/31/2013       11.737740        11.499554       45,903.4073
=============                            ==== ==========       =========        =========      ============
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS A)
   04/30/2012                             to  12/31/2012       31.883380        32.114925       40,857.9085
   01/01/2013                             to  12/31/2013       32.114925        42.066934       41,310.7165
=============                            ==== ==========       =========        =========      ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012       13.478231        12.937464      318,997.0059
   01/01/2013                             to  12/31/2013       12.937464        17.330845      292,973.1094
=============                            ==== ==========       =========        =========      ============
LOOMIS SAYLES SMALL CAP CORE SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012       34.826642        35.285452        2,035.0012
   01/01/2013                             to  12/31/2013       35.285452        48.634682        1,595.5368
=============                            ==== ==========       =========        =========      ============
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012       15.589929        16.113009        7,710.1216
   01/01/2013                             to  12/31/2013       16.113009        20.143494        6,625.1639
=============                            ==== ==========       =========        =========      ============
MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS F)
   04/30/2012                             to  12/31/2012       41.557575        42.489030       10,621.5732
   01/01/2013                             to  12/31/2013       42.489030        49.434230        7,750.4649
=============                            ==== ==========       =========        =========      ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS A)
   04/30/2012                             to  12/31/2012       15.191569        15.594182       75,512.7821
   01/01/2013                             to  12/31/2013       15.594182        20.736985       82,197.5279
=============                            ==== ==========       =========        =========      ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY FI VALUE LEADERS SUB-ACCOUNT (CLASS D))
   04/30/2012                             to  12/31/2012       16.866715        17.249203       11,237.1537
   01/01/2013                             to  04/26/2013       17.249203        18.960153            0.0000
=============                            ==== ==========       =========        =========      ============

                                   2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B))
   04/30/2012                             to  12/31/2012        9.093736         9.508166       51,827.6338
   01/01/2013                             to  04/26/2013        9.508166        10.393854            0.0000
=============                            ==== ==========       =========        =========      ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012       16.757263        16.958809            0.0000
   01/01/2013                             to  12/31/2013       16.958809        22.959878      111,264.8528
=============                            ==== ==========       =========        =========      ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
   04/30/2012                             to  12/31/2012       14.871787        14.052564      153,775.5308
   01/01/2013                             to  04/26/2013       14.052564        15.205400            0.0000
=============                            ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013        6.604668         8.303149       89,864.8713
=============                            ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY RCM TECHNOLOGY SUB-ACCOUNT (CLASS B))
   04/30/2012                             to  12/31/2012        6.608890         6.296846       93,981.8198
   01/01/2013                             to  04/26/2013        6.296846         6.571153            0.0000
=============                            ==== ==========       =========        =========      ============
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS A)
   04/30/2012                             to  12/31/2012       17.077783        17.195287       45,961.5821
   01/01/2013                             to  12/31/2013       17.195287        16.747107       41,083.9137
=============                            ==== ==========       =========        =========      ============

                                   2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
   04/30/2012                             to  12/31/2012       25.049460        26.594179        8,104.9570
   01/01/2013                             to  12/31/2013       26.594179        33.623340        7,213.7411
=============                            ==== ==========      ==========       ==========       ===========
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
   04/30/2012                             to  12/31/2012      137.072633       138.673283        7,050.6694
   01/01/2013                             to  12/31/2013      138.673283       176.581005        6,622.0673
=============                            ==== ==========      ==========       ==========       ===========
AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)
   04/30/2012                             to  12/31/2012       90.680909        94.441383        4,009.5903
   01/01/2013                             to  12/31/2013       94.441383       123.398906        2,698.2896
=============                            ==== ==========      ==========       ==========       ===========
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
   04/30/2012                             to  12/31/2012       26.599430        28.797633       24,187.3110
   01/01/2013                             to  12/31/2013       28.797633        34.659755       21,303.0541
=============                            ==== ==========      ==========       ==========       ===========
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I))
   04/30/2012                             to  12/31/2012       30.508391        31.509952        7,236.0823
   01/01/2013                             to  12/31/2013       31.509952        40.092225        6,031.7549
=============                            ==== ==========      ==========       ==========       ===========
CLEARBRIDGE VARIABLE LARGE CAP VALUE SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE SUB-ACCOUNT (CLASS I))
   04/30/2012                             to  12/31/2012       15.135159        15.626330        4,080.2972
   01/01/2013                             to  12/31/2013       15.626330        20.244757        3,389.0442
=============                            ==== ==========      ==========       ==========       ===========
CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I))
   04/30/2012                             to  12/31/2012       16.020641        16.003117        2,248.0187
   01/01/2013                             to  12/31/2013       16.003117        23.032480        1,878.5711
=============                            ==== ==========      ==========       ==========       ===========
LEGG MASON PARTNERS VARIABLE INCOME TRUST
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I))
   04/30/2012                             to  12/31/2012       18.902335        20.491452        2,079.4702
   01/01/2013                             to  12/31/2013       20.491452        21.313075        1,165.2683
=============                            ==== ==========      ==========       ==========       ===========

                                   2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS A)
   04/30/2012                             to  12/31/2012       20.736956        22.207627        4,338.2348
   01/01/2013                             to  12/31/2013       22.207627        23.857559        3,732.2799
=============                            ==== ==========      ==========       ==========      ============
BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS E)
   04/30/2012                             to  12/31/2012        9.601934         9.553479        3,916.0960
   01/01/2013                             to  12/31/2013        9.553479        12.545298        1,944.6818
=============                            ==== ==========      ==========       ==========      ============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012       14.242743        15.456164       95,747.4485
   01/01/2013                             to  12/31/2013       15.456164        15.663731       76,006.1694
=============                            ==== ==========      ==========       ==========      ============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
   04/30/2012                             to  12/31/2012        8.162259         8.359733      300,379.2576
   01/01/2013                             to  12/31/2013        8.359733        11.913154      271,901.4740
=============                            ==== ==========      ==========       ==========      ============
CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO II SUB-ACCOUNT (CLASS A)
 (FORMERLY JANUS FORTY SUB-ACCOUNT (CLASS A))
   04/30/2012                             to  12/31/2012      117.497291       120.795700          691.1253
   01/01/2013                             to  12/31/2013      120.795700       152.645437          594.7762
=============                            ==== ==========      ==========       ==========      ============
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS A)
   04/30/2012                             to  12/31/2012       16.179797        18.632911       16,281.4813
   01/01/2013                             to  12/31/2013       18.632911        23.854136       16,432.6776
=============                            ==== ==========      ==========       ==========      ============
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B))
   04/30/2012                             to  12/31/2012       10.518010        11.027999       59,934.5295
   01/01/2013                             to  12/31/2013       11.027999        14.613184       84,882.7249
=============                            ==== ==========      ==========       ==========      ============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012       23.980098        24.527713       15,784.2332
   01/01/2013                             to  12/31/2013       24.527713        31.281278       13,048.3282
=============                            ==== ==========      ==========       ==========      ============
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
   04/30/2012                             to  12/31/2012       16.735594        17.017140        6,133.4733
   01/01/2013                             to  12/31/2013       17.017140        23.406935        5,547.0275
=============                            ==== ==========      ==========       ==========      ============
JPMORGAN SMALL CAP VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY DREMAN SMALL CAP VALUE SUB-ACCOUNT (CLASS A))
   04/30/2012                             to  12/31/2012       13.879617        14.199017       12,050.4937
   01/01/2013                             to  12/31/2013       14.199017        18.517947        9,038.9433
=============                            ==== ==========      ==========       ==========      ============

                                   2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012       10.455285        10.666415       60,987.3199
   01/01/2013                             to  12/31/2013       10.666415        10.840018       81,314.4038
=============                            ==== ==========       =========        =========      ============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012       10.902618        11.239572      112,551.4583
   01/01/2013                             to  12/31/2013       11.239572        10.452519      106,486.7428
=============                            ==== ==========       =========        =========      ============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012       12.962259        13.670111      160,097.1685
   01/01/2013                             to  12/31/2013       13.670111        15.955932      124,402.3443
=============                            ==== ==========       =========        =========      ============
MORGAN STANLEY MID CAP GROWTH SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012       13.322142        12.559322       13,380.8499
   01/01/2013                             to  12/31/2013       12.559322        17.089240       14,204.7123
=============                            ==== ==========       =========        =========      ============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       19.538527        22.274970          582.5422
=============                            ==== ==========       =========        =========      ============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B))
   04/30/2012                             to  12/31/2012       13.343498        14.711077          702.4887
   01/01/2013                             to  04/26/2013       14.711077        15.602162            0.0000
=============                            ==== ==========       =========        =========      ============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012       14.586400        15.109869      437,381.3340
   01/01/2013                             to  12/31/2013       15.109869        13.416761      344,755.2619
=============                            ==== ==========       =========        =========      ============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012       16.139176        16.699459      491,561.5841
   01/01/2013                             to  12/31/2013       16.699459        16.031177      379,907.5868
=============                            ==== ==========       =========        =========      ============
PIONEER FUND SUB-ACCOUNT (CLASS A)
   04/30/2012                             to  12/31/2012       16.836430        16.838410        6,293.3024
   01/01/2013                             to  12/31/2013       16.838410        21.931505        5,721.5427
=============                            ==== ==========       =========        =========      ============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
   04/30/2012                             to  12/31/2012       12.800512        13.459890       24,500.9270
   01/01/2013                             to  12/31/2013       13.459890        13.359447       12,552.8657
=============                            ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012       47.239806        50.203734      122,697.9049
   01/01/2013                             to  12/31/2013       50.203734        65.732361      102,966.6649
=============                            ==== ==========       =========        =========      ============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012       16.411093        17.235731      152,007.3014
   01/01/2013                             to  12/31/2013       17.235731        22.342902      129,615.2833
=============                            ==== ==========       =========        =========      ============

                                   2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
METROPOLITAN SERIES FUND
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS E)
   04/30/2012                             to  12/31/2012       46.763656        48.410015        8,426.2952
   01/01/2013                             to  12/31/2013       48.410015        46.947917        7,569.2204
=============                            ==== ==========       =========        =========      ============
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A))
   04/30/2012                             to  12/31/2012       14.406599        14.160403        2,756.7118
   01/01/2013                             to  12/31/2013       14.160403        18.601858        2,170.3179
=============                            ==== ==========       =========        =========      ============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E)
   04/30/2012                             to  12/31/2012       11.689416        11.521922        7,961.6290
   01/01/2013                             to  12/31/2013       11.521922        11.276831        5,470.0042
=============                            ==== ==========       =========        =========      ============
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS A)
   04/30/2012                             to  12/31/2012       31.329945        31.536293        6,187.9061
   01/01/2013                             to  12/31/2013       31.536293        41.267734        5,100.4325
=============                            ==== ==========       =========        =========      ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012       13.444650        12.896570      330,155.4823
   01/01/2013                             to  12/31/2013       12.896570        17.258806      273,187.9462
=============                            ==== ==========       =========        =========      ============
LOOMIS SAYLES SMALL CAP CORE SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012       34.204930        34.632300        3,660.8632
   01/01/2013                             to  12/31/2013       34.632300        47.686758        4,053.3042
=============                            ==== ==========       =========        =========      ============
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012       15.535436        16.045912        9,839.7640
   01/01/2013                             to  12/31/2013       16.045912        20.039580        8,750.5964
=============                            ==== ==========       =========        =========      ============
MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS F)
   04/30/2012                             to  12/31/2012       40.530789        41.411425        4,000.1330
   01/01/2013                             to  12/31/2013       41.411425        48.132339        3,839.7713
=============                            ==== ==========       =========        =========      ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS A)
   04/30/2012                             to  12/31/2012       14.983507        15.370284        3,825.9459
   01/01/2013                             to  12/31/2013       15.370284        20.418835        8,959.3196
=============                            ==== ==========       =========        =========      ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY FI VALUE LEADERS SUB-ACCOUNT (CLASS D))
   04/30/2012                             to  12/31/2012       16.604288        16.969429        5,776.1000
   01/01/2013                             to  04/26/2013       16.969429        18.646702            0.0000
=============                            ==== ==========       =========        =========      ============

                                   2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B))
   04/30/2012                             to  12/31/2012        9.057237         9.463651       28,094.4457
   01/01/2013                             to  04/26/2013        9.463651        10.341904            0.0000
=============                            ==== ==========       =========        =========      ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012       16.560166        16.748097            0.0000
   01/01/2013                             to  12/31/2013       16.748097        22.651961      100,697.7171
=============                            ==== ==========       =========        =========      ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
   04/30/2012                             to  12/31/2012       14.888606        14.059012      144,173.3875
   01/01/2013                             to  04/26/2013       14.059012        15.207541            0.0000
=============                            ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013        6.629571         8.328847      172,178.0977
=============                            ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY RCM TECHNOLOGY SUB-ACCOUNT (CLASS B))
   04/30/2012                             to  12/31/2012        6.640430         6.322650      151,217.6505
   01/01/2013                             to  04/26/2013        6.322650         6.595984            0.0000
=============                            ==== ==========       =========        =========      ============
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS A)
   04/30/2012                             to  12/31/2012       16.781368        16.885496       11,073.7877
   01/01/2013                             to  12/31/2013       16.885496        16.428951       12,306.6518
=============                            ==== ==========       =========        =========      ============

FINANCIAL STATEMENTS

The financial statements and financial highlights comprising each of the Sub-Accounts of the Separate Account and the consolidated financial statements of the Company are included herein.


The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.